Note 7 - Related Party Transactions - Schedule of Related Party Loans Payable (Details) (USD $)	12 Months Ended
Jul. 31, 2013
Loan payable
Balance, July 31, 2012	$ 58,179
Additions:	30,419
Deduction:	(58,179)
Balance, July 31, 2013	$ 30,419